Fair Value	12 Months Ended
Dec. 31, 2025
Fair Value [Abstract]
FAIR VALUE

10. FAIR VALUE

ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 requires disclosures about the fair value of all financial instruments, whether or not recognized, for financial statement purposes. Disclosures about the fair value of financial instruments are based on pertinent information available to the Company on December 31, 2025. Accordingly, the estimates presented in these consolidated financial statements are not necessarily indicative of the amounts that could be realized on disposition of the financial instruments. ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).

The three levels of the fair value hierarchy are as follows:

Level 1:

Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2:

Inputs are observable unadjusted quoted prices for similar assets and liabilities in active markets, unadjusted quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3:

Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, prepaid expenses, accounts payable, accrued expenses, notes payable and accrued interest approximate their fair market value based on the short-term maturity of these instruments.

Level 3 liabilities measured at fair value on a recurring basis include bifurcated embedded redemption features in convertible debt (see Note 3 - Reverse Recapitalization), which had a fair value of $544,957 as of December 31, 2024. The convertible debt was extinguished during 2025 in conjunction with the Merger and accordingly, there were no derivatives on the consolidated balance sheet as of December 31, 2025.

Liabilities measured at fair value on a recurring basis include bifurcated embedded redemption features in convertible debt (see Note 3) that no longer exist as of December 31, 2025. The following table is as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Derivative liabilities	$-	$-	$544,957	$544,957

The following table sets forth a summary of the changes in the fair value of Level 3 liabilities that are measured at fair value on a recurring basis during the years ended December 31, 2024 and 2025:

2024
Balance at January 1, 2024	$-
Initial valuation of derivative liabilities for debt conversion	333,333
Derivative liability established at debt extinguishment	194,537
Change in fair value	17,087
Balance at December 31, 2024	$544,957

2025
Balance at January 1, 2025	$544,957
Change in fair value	6,312
Extinguishment of convertible notes payable	(551,269)
Balance at December 31, 2025	$-